VIRTUS ALLIANZGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2022
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—18.9%
Advertising—0.2%
Clear Channel Outdoor Holdings, Inc.
144A 7.750%, 4/15/28(1)(2)	$ 155	$ 146
144A 7.500%, 6/1/29(1)	275	260
		406

Aerospace & Defense—0.3%
TransDigm, Inc. 6.375%, 6/15/26(2)	390	385
Triumph Group, Inc.
144A 8.875%, 6/1/24(1)(2)	143	148
144A 6.250%, 9/15/24(1)(2)	175	169
		702

Airlines—0.3%
American Airlines, Inc. 144A 11.750%, 7/15/25(1)(2)	300	345
Delta Air Lines, Inc. 7.375%, 1/15/26(2)	275	293
		638

Auto Components—0.8%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27(2)	390	364
Clarios Global LP 144A 8.500%, 5/15/27(1)(2)	645	645
Goodyear Tire & Rubber Co. (The)
9.500%, 5/31/25	250	262
5.250%, 4/30/31(2)	265	230
5.250%, 7/15/31	305	263
Tenneco, Inc. 144A 7.875%, 1/15/29(1)(2)	130	131
		1,895

Auto Manufacturers—0.6%
Ford Motor Co.
9.000%, 4/22/25(2)	530	591
9.625%, 4/22/30(2)	460	562
7.450%, 7/16/31(2)	250	272
		1,425

Building Materials—0.3%
Builders FirstSource, Inc. 144A 5.000%, 3/1/30(1)(2)	410	379
Griffon Corp. 5.750%, 3/1/28	160	143
Koppers, Inc. 144A 6.000%, 2/15/25(1)(2)	305	295
		817

Chemicals—0.3%
Chemours Co. (The) 144A 5.750%, 11/15/28(1)	260	244
Tronox, Inc. 144A 4.625%, 3/15/29(1)(2)	300	267
	Par Value	Value

Chemicals—continued
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)(2)	$ 285	$ 243
		754

Commercial Services—0.8%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)	295	250
Avis Budget Car Rental LLC 144A 5.375%, 3/1/29(1)	420	394
Deluxe Corp. 144A 8.000%, 6/1/29(1)(2)	285	270
Herc Holdings, Inc. 144A 5.500%, 7/15/27(1)	255	250
Hertz Corp. (The) 144A 5.000%, 12/1/29(1)(2)	435	381
NESCO Holdings II, Inc. 144A 5.500%, 4/15/29(1)(2)	285	268
United Rentals North America, Inc. 5.250%, 1/15/30(2)	310	301
		2,114

Computers—0.2%
Condor Merger Sub, Inc. 144A 7.375%, 2/15/30(1)	275	246
NCR Corp. 144A 5.125%, 4/15/29(1)(2)	310	295
		541

Containers & Packaging—0.4%
Berry Global, Inc. 144A 5.625%, 7/15/27(1)(2)	270	269
Owens-Brockway Glass Container, Inc. 144A 6.625%, 5/13/27(1)(2)	385	379
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)(2)	355	351
		999

Cosmetics & Personal Care—0.2%
Coty, Inc. 144A 6.500%, 4/15/26(1)	255	248
Edgewell Personal Care Co. 144A 5.500%, 6/1/28(1)(2)	300	290
		538

Diversified Financial Services—0.8%
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(1)(2)	290	264
144A 5.750%, 11/15/31(1)(2)	145	129
Navient Corp.
6.750%, 6/15/26(2)	375	368
5.000%, 3/15/27(2)	285	259
4.875%, 3/15/28(2)	140	123
OneMain Finance Corp.
8.250%, 10/1/23(2)	320	331
6.625%, 1/15/28(2)	495	489
See Notes to Schedule of Investments

VIRTUS ALLIANZGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
	Par Value	Value

Diversified Financial Services—continued
5.375%, 11/15/29	$ 20	$ 18
		1,981

Electronic Equipment, Instruments & Components—0.2%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)(2)	500	516
Electronics—0.2%
II-VI, Inc. 144A 5.000%, 12/15/29(1)	400	375
Entertainment—1.1%
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(1)(2)	430	435
144A 4.625%, 10/15/29(1)	425	364
CDI Escrow Issuer, Inc. 144A 5.750%, 4/1/30(1)	260	251
Cedar Fair LP 5.375%, 4/15/27(2)	465	452
International Game Technology plc 144A 6.250%, 1/15/27(1)(2)	450	457
Lions Gate Capital Holdings LLC 144A 5.500%, 4/15/29(1)(2)	410	363
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)(2)	425	387
		2,709

Environmental Services—0.1%
GFL Environmental, Inc. 144A 4.750%, 6/15/29(1)(2)	405	368
Equity Real Estate Investment Trusts (REITs)—0.5%
Iron Mountain, Inc. 144A 5.250%, 7/15/30(1)(2)	425	389
Park Intermediate Holdings LLC
144A 5.875%, 10/1/28(1)	260	252
144A 4.875%, 5/15/29(1)(2)	290	266
Service Properties Trust 7.500%, 9/15/25	250	250
		1,157

Food & Beverage—0.5%
Performance Food Group, Inc. 144A 4.250%, 8/1/29(1)(2)	300	267
Post Holdings, Inc. 144A 4.500%, 9/15/31(1)(2)	300	249
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)(2)	300	271
US Foods, Inc.
144A 6.250%, 4/15/25(1)(2)	220	226
144A 4.750%, 2/15/29(1)(2)	180	166
		1,179

Food Service—0.1%
Aramark Services, Inc. 144A 5.000%, 2/1/28(1)(2)	390	364
	Par Value	Value

Healthcare-Products—0.1%
Mozart Debt Merger Sub, Inc. 144A 5.250%, 10/1/29(1)(2)	$ 415	$ 361
Healthcare-Services—0.6%
Community Health Systems, Inc. 144A 6.000%, 1/15/29(1)	535	505
Select Medical Corp. 144A 6.250%, 8/15/26(1)(2)	280	278
Tenet Healthcare Corp. 144A 6.125%, 10/1/28(1)(2)	805	773
		1,556

Home Builders—0.1%
Picasso Finance Sub, Inc. 144A 6.125%, 6/15/25(1)(2)	247	252
Internet—0.5%
Match Group Holdings II LLC 144A 5.000%, 12/15/27(1)(2)	395	385
Uber Technologies, Inc.
144A 8.000%, 11/1/26(1)(2)	235	246
144A 7.500%, 9/15/27(1)(2)	370	381
144A 6.250%, 1/15/28(1)	255	252
		1,264

Investment Companies—0.2%
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)(2)	435	390
Iron & Steel—0.2%
Cleveland-Cliffs, Inc. 5.875%, 6/1/27(2)	455	453
Leisure Time—0.7%
Carnival Corp.
144A 10.500%, 2/1/26(1)(2)	265	291
144A 6.000%, 5/1/29(1)	290	260
NCL Corp., Ltd. 144A 5.875%, 3/15/26(1)(2)	300	277
Royal Caribbean Cruises Ltd.
144A 11.500%, 6/1/25(1)(2)	181	197
144A 5.375%, 7/15/27(1)	140	129
144A 5.500%, 4/1/28(1)	575	525
		1,679

Lodging—0.4%
Boyd Gaming Corp. 144A 8.625%, 6/1/25(1)(2)	186	194
Hilton Domestic Operating Co., Inc. 144A 4.000%, 5/1/31(1)(2)	225	201
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	270	244
MGM Resorts International 4.750%, 10/15/28(2)	305	280
		919

See Notes to Schedule of Investments

VIRTUS ALLIANZGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
	Par Value	Value

Machinery-Construction & Mining—0.1%
Terex Corp. 144A 5.000%, 5/15/29(1)(2)	$ 280	$ 257
Media—1.8%
CCO Holdings LLC
4.500%, 5/1/32(2)	290	244
144A 5.375%, 6/1/29(1)(2)	275	261
CSC Holdings LLC 144A 7.500%, 4/1/28(1)(2)	535	493
Directv Financing LLC 144A 5.875%, 8/15/27(1)(2)	575	541
DISH DBS Corp.
7.375%, 7/1/28(2)	420	367
144A 5.750%, 12/1/28(1)(2)	230	206
Gray Escrow II, Inc. 144A 5.375%, 11/15/31(1)	275	237
Gray Television, Inc. 144A 4.750%, 10/15/30(1)(2)	455	396
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)(2)	445	433
Scripps Escrow II, Inc. 144A 5.375%, 1/15/31(1)	415	369
Sirius XM Radio, Inc. 144A 4.000%, 7/15/28(1)(2)	450	407
TEGNA, Inc. 5.000%, 9/15/29(2)	280	272
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)(2)	395	365
		4,591

Mining—0.3%
Freeport-McMoRan, Inc. 5.250%, 9/1/29(2)	260	261
Hudbay Minerals, Inc. 144A 4.500%, 4/1/26(1)(2)	300	277
Joseph T Ryerson & Son, Inc. 144A 8.500%, 8/1/28(1)(2)	180	193
		731

Oil, Gas & Consumable Fuels—1.9%
Antero Resources Corp.
144A 7.625%, 2/1/29(1)(2)	250	265
144A 5.375%, 3/1/30(1)	150	147
Callon Petroleum Co. 144A 8.000%, 8/1/28(1)	300	310
CITGO Petroleum Corp. 144A 6.375%, 6/15/26(1)(2)	260	258
CNX Resources Corp. 144A 7.250%, 3/14/27(1)(2)	295	302
Comstock Resources, Inc.
144A 6.750%, 3/1/29(1)(2)	295	298
144A 5.875%, 1/15/30(1)	285	274
Occidental Petroleum Corp.
5.550%, 3/15/26(2)	260	267
6.625%, 9/1/30(2)	220	238
PDC Energy, Inc. 5.750%, 5/15/26(2)	435	423
Range Resources Corp. 144A 4.750%, 2/15/30(1)	275	262
	Par Value	Value

Oil, Gas & Consumable Fuels—continued
SM Energy Co. 6.500%, 7/15/28(2)	$ 530	$ 523
Southwestern Energy Co. 5.375%, 3/15/30(2)	285	281
Sunoco LP
5.875%, 3/15/28(2)	260	256
144A 4.500%, 4/30/30(1)(2)	145	131
USA Compression Partners LP 6.875%, 9/1/27(2)	415	406
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)(2)	150	149
		4,790

Paper & Forest Products—0.1%
Mercer International, Inc. 144A 5.125%, 2/1/29(1)(2)	300	279
Pharmaceuticals—0.8%
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(1)(2)	550	521
Bausch Health Cos., Inc. 144A 7.250%, 5/30/29(1)(2)	450	340
Horizon Therapeutics USA, Inc. 144A 5.500%, 8/1/27(1)(2)	285	285
Jazz Securities DAC 144A 4.375%, 1/15/29(1)(2)	555	511
Organon & Co. 144A 5.125%, 4/30/31(1)(2)	395	357
		2,014

Pipelines—0.8%
Antero Midstream Partners LP 144A 5.375%, 6/15/29(1)	290	272
Crestwood Midstream Partners LP 144A 6.000%, 2/1/29(1)(2)	280	273
DCP Midstream Operating LP 5.125%, 5/15/29(2)	370	364
EQM Midstream Partners LP 144A 6.500%, 7/1/27(1)(2)	290	293
NGL Energy Operating LLC 144A 7.500%, 2/1/26(1)(2)	290	273
NuStar Logistics LP 6.375%, 10/1/30(2)	305	300
Targa Resources Partners LP 6.500%, 7/15/27(2)	335	345
		2,120

Real Estate—0.1%
Kennedy-Wilson, Inc. 5.000%, 3/1/31(2)	395	356
Retail—0.5%
Asbury Automotive Group, Inc.
4.750%, 3/1/30(2)	267	239
144A 4.625%, 11/15/29(1)	145	131
144A 5.000%, 2/15/32(1)	145	129
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)(2)	325	323

See Notes to Schedule of Investments

VIRTUS ALLIANZGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
	Par Value	Value

Retail—continued
Macy’s Retail Holdings LLC
144A 5.875%, 3/15/30(1)	$ 135	$ 127
144A 6.125%, 3/15/32(1)	135	125
New Red Finance, Inc. 144A 4.000%, 10/15/30(1)	300	256
		1,330

Semiconductors—0.1%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)(2)	275	280
Software—0.4%
Clarivate Science Holdings Corp. 144A 4.875%, 7/1/29(1)	300	264
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(1)	295	277
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)(2)	480	471
		1,012

Telecommunications—1.1%
Avaya, Inc. 144A 6.125%, 9/15/28(1)(2)	275	255
Frontier Communications Holdings LLC
144A 5.000%, 5/1/28(1)(2)	265	242
144A 6.000%, 1/15/30(1)(2)	280	244
Hughes Satellite Systems Corp. 6.625%, 8/1/26(2)	400	398
LogMeIn, Inc. 144A 5.500%, 9/1/27(1)(2)	430	376
Lumen Technologies, Inc. 144A 5.375%, 6/15/29(1)(2)	315	256
Sprint Corp. 7.625%, 3/1/26(2)	465	505
T-Mobile USA, Inc.
4.750%, 2/1/28	255	252
3.500%, 4/15/31(2)	220	195
		2,723

Transportation—0.2%
Fortress Transportation & Infrastructure Investors LLC
144A 9.750%, 8/1/27(1)(2)	265	270
144A 5.500%, 5/1/28(1)(2)	150	130
		400

Total Corporate Bonds and Notes (Identified Cost $50,598)		47,235

	Par Value	Value

Leveraged Loans—0.1%
Retail—0.1%
Petco Health & Wellness Co., Inc. First Lien (3 month LIBOR + 3.250%) 4.256%, 3/3/28 (3)	$ 233	$ 230
Total Leveraged Loans (Identified Cost $233)		230

	Shares
Convertible Preferred Stocks—10.2%
Auto Components—0.3%
Aptiv plc Series A, 5.500%(2)	7,030	869
Banks—1.0%
Wells Fargo & Co. Series L, 7.500%	2,095	2,538
Capital Markets—0.4%
KKR & Co., Inc. Series C, 6.000%(2)	16,280	1,067
Commercial Services & Supplies—0.5%
GFL Environmental, Inc., 6.000%(2)	19,525	1,337
Electric Utilities—2.5%
NextEra Energy, Inc., 4.872%	18,345	981
NextEra Energy, Inc., 5.279%(2)	58,160	2,728
Southern Co. (The), 6.750%	45,700	2,508
		6,217

Healthcare Equipment & Supplies—0.9%
Boston Scientific Corp. Series A, 5.500%(2)	18,945	2,138
Life Sciences Tools & Services—1.2%
Avantor, Inc. Series A, 6.250%(2)	11,730	1,138
Danaher Corp. Series B, 5.000%	1,270	1,752
		2,890

Semiconductors & Semiconductor Equipment—2.1%
Broadcom, Inc. Series A, 8.000%(2)	3,010	5,251
Telecommunications—1.3%
T-Mobile US 2020 Cash Mandatory Exchangeable Trust 144A, 5.250%(1)(2)	2,850	3,115
Total Convertible Preferred Stocks (Identified Cost $26,002)		25,422

Preferred Stocks—0.1%
Entertainment—0.1%
LiveStyle, Inc. Series B (4)(5)(6)(7)(8)	3,783	378
LiveStyle, Inc. Series B (4)(5)(6)(7)	1,250	—
		378

Total Preferred Stocks (Identified Cost $1,621)		378

See Notes to Schedule of Investments

VIRTUS ALLIANZGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
	Shares	Value

Common Stocks—32.2%
Air Freight & Logistics—0.2%
United Parcel Service, Inc. Class B(9)	2,920	$ 526
Automobiles—1.4%
Tesla, Inc.(7)(9)	3,996	3,480
Banks—1.4%
CCF Holdings LLC(6)(7)	1,026,972	483
CCF Holdings LLC Class M(6)(7)	219,990	103
JPMorgan Chase & Co.(9)	12,660	1,511
Wells Fargo & Co.	34,255	1,495
		3,592

Biotechnology—0.8%
AbbVie, Inc.(9)	7,045	1,035
Horizon Therapeutics plc(7)	6,540	645
Vertex Pharmaceuticals, Inc.(7)	1,630	445
		2,125

Capital Markets—1.0%
Charles Schwab Corp. (The)(9)	11,755	780
CME Group, Inc. Class A(9)	4,690	1,029
S&P Global, Inc.	1,720	647
		2,456

Chemicals—0.7%
DuPont de Nemours, Inc.	13,615	897
Sherwin-Williams Co. (The)	2,665	733
		1,630

Commercial Services & Supplies—0.6%
Waste Management, Inc.(9)	8,915	1,466
Communications Equipment—0.3%
Cisco Systems, Inc.(9)	16,520	809
Electric Utilities—0.4%
Exelon Corp.	23,440	1,097
Electrical Equipment—0.2%
Generac Holdings, Inc.(7)	2,070	454
Energy Equipment & Services—0.4%
Schlumberger N.V.(9)	28,415	1,109
Entertainment—0.0%
LiveStyle, Inc.(4)(5)(6)(7)(8)	13,574	—(10)
Equity Real Estate Investment—0.5%
Crown Castle International Corp.(9)	6,190	1,146
Food & Staples Retailing—0.7%
Costco Wholesale Corp.	3,340	1,776
Healthcare Equipment & Supplies—1.1%
Abbott Laboratories(9)	7,550	857
Dexcom, Inc.(7)(9)	1,670	682
	Shares	Value

Healthcare Equipment & Supplies—continued
Intuitive Surgical, Inc.(7)	4,555	$ 1,090
		2,629

Healthcare Providers & Services—1.0%
McKesson Corp.(9)	1,560	483
UnitedHealth Group, Inc.	3,787	1,926
		2,409

Hotels, Restaurants & Leisure—1.4%
Booking Holdings, Inc.(7)	700	1,547
Chipotle Mexican Grill, Inc. Class A(7)	605	881
MGM Resorts International(9)	23,125	949
		3,377

Insurance—0.4%
Aon plc Class A	3,175	914
Interactive Media & Services—2.2%
Alphabet, Inc. Class A(7)(9)	1,865	4,256
Meta Platforms, Inc. Class A(7)	6,135	1,230
		5,486

Internet & Direct Marketing Retail—1.2%
Amazon.com, Inc.(7)	1,180	2,933
IT Services—2.0%
Accenture plc Class A	5,220	1,568
EPAM Systems, Inc.(7)	1,062	281
Mastercard, Inc. Class A(9)	4,380	1,592
Visa, Inc. Class A(9)	7,100	1,513
		4,954

Life Sciences Tools & Services—0.8%
IQVIA Holdings, Inc.(7)	4,935	1,076
Thermo Fisher Scientific, Inc.(9)	1,755	970
		2,046

Machinery—0.4%
Deere & Co.(9)	2,705	1,021
Metals & Mining—0.2%
Freeport-McMoRan, Inc.(9)	14,240	577
Multiline Retail—0.3%
Target Corp.	2,770	633
Oil, Gas & Consumable Fuels—1.5%
ConocoPhillips	20,440	1,952
Devon Energy Corp.	32,575	1,895
		3,847

Pharmaceuticals—1.1%
Eli Lilly & Co.(9)	3,875	1,132
Merck & Co., Inc.	9,770	867

See Notes to Schedule of Investments

VIRTUS ALLIANZGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
	Shares	Value

Pharmaceuticals—continued
Zoetis, Inc. Class A	4,685	$ 830
		2,829

Road & Rail—0.7%
Union Pacific Corp.	7,160	1,678
Semiconductors & Semiconductor Equipment—1.8%
Enphase Energy, Inc.(7)(9)	5,455	880
Lam Research Corp.(9)	2,035	948
Marvell Technology, Inc.	9,465	550
Micron Technology, Inc.	10,735	732
NVIDIA Corp.	7,270	1,348
		4,458

Software—4.2%
Adobe, Inc. (7)	720	285
Atlassian Corp. plc Class A(7)(9)	2,720	612
Crowdstrike Holdings, Inc. Class A(7)(9)	6,215	1,235
Intuit, Inc.(9)	2,970	1,244
Microsoft Corp.(9)	19,655	5,455
Salesforce, Inc.(7)	2,320	408
ServiceNow, Inc.(7)(9)	2,460	1,176
		10,415

Specialty Retail—0.8%
Home Depot, Inc. (The)(9)	5,100	1,532
TJX Cos., Inc. (The)	9,270	568
		2,100

Technology Hardware, Storage & Peripherals—2.1%
Apple, Inc.(9)	33,805	5,329
Textiles, Apparel & Luxury Goods—0.4%
NIKE, Inc. Class B	7,310	912
Total Common Stocks (Identified Cost $88,631)		80,213

Warrant—0.0%
Banks—0.0%
CCF Holdings LLC(6)(7)	363,920	91
Total Warrant (Identified Cost $—)		91

	Par Value
Convertible Bonds and Notes—70.8%
Airlines—1.8%
American Airlines Group, Inc. 6.500%, 7/1/25	$ 775	1,081
Southwest Airlines Co. 1.250%, 5/1/25(2)	2,420	3,304
		4,385

	Par Value	Value

Auto Manufacturers—1.3%
Ford Motor Co. 0.000%, 3/15/26(2)	$ 1,425	$ 1,512
Lucid Group, Inc. 144A 1.250%, 12/15/26(1)	1,165	804
Tesla, Inc. 2.000%, 5/15/24	60	841
		3,157

Banks—0.2%
Barclays Bank plc 0.000%, 2/18/25	395	434
Biotechnology—3.1%
BioMarin Pharmaceutical, Inc.
0.599%, 8/1/24	120	122
1.250%, 5/15/27	1,875	1,927
Global Blood Therapeutics, Inc. 144A 1.875%, 12/15/28(1)	915	1,104
Guardant Health, Inc. 0.000%, 11/15/27(2)	1,035	827
Halozyme Therapeutics, Inc. 0.250%, 3/1/27	2,945	2,527
Sarepta Therapeutics, Inc. 1.500%, 11/15/24(2)	1,040	1,292
		7,799

Commercial Services—4.8%
Block, Inc.
0.125%, 3/1/25	2,220	2,474
0.000%, 5/1/26(2)	650	559
Chegg, Inc. 0.125%, 3/15/25	1,640	1,457
Euronet Worldwide, Inc. 0.750%, 3/15/49	1,105	1,219
Repay Holdings Corp. 144A 0.000%, 2/1/26(1)	885	718
Shift4 Payments, Inc.
0.000%, 12/15/25(2)	1,625	1,563
144A 0.500%, 8/1/27(1)	1,820	1,482
Stride, Inc. 1.125%, 9/1/27(2)	2,495	2,571
		12,043

Computers—4.6%
CyberArk Software Ltd. 0.000%, 11/15/24	1,330	1,576
KBR, Inc. 2.500%, 11/1/23	850	1,673
Lumentum Holdings, Inc.
0.500%, 12/15/26(2)	2,275	2,379
144A 0.500%, 6/15/28(1)	745	659
Pure Storage, Inc. 0.125%, 4/15/23(2)	1,905	2,333
Rapid7, Inc. 0.250%, 3/15/27	875	974
Varonis Systems, Inc. 1.250%, 8/15/25	350	539

See Notes to Schedule of Investments

VIRTUS ALLIANZGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
	Par Value	Value

Computers—continued
Zscaler, Inc. 0.125%, 7/1/25(2)	$ 880	$ 1,306
		11,439

Cosmetics & Personal Care—0.6%
Beauty Health Co. (The) 144A 1.250%, 10/1/26(1)	1,650	1,384
Diversified Financial Services—1.1%
Coinbase Global, Inc. 144A 0.500%, 6/1/26(1)	1,380	1,105
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 0.000%, 8/15/23	1,210	1,217
Upstart Holdings, Inc. 144A 0.250%, 8/15/26(1)	730	558
		2,880

Electronics—0.5%
II-VI, Inc. 0.250%, 9/1/22	860	1,137
Energy-Alternate Sources—1.7%
Enphase Energy, Inc.
0.250%, 3/1/25	195	405
0.000%, 3/1/26(2)	2,800	2,635
0.000%, 3/1/28(2)	1,325	1,260
		4,300

Entertainment—3.1%
Live Nation Entertainment, Inc. 2.000%, 2/15/25(2)	3,930	4,708
Penn National Gaming, Inc. 2.750%, 5/15/26	425	739
Vail Resorts, Inc. 0.000%, 1/1/26(2)	2,535	2,384
		7,831

Equity Real Estate Investment Trusts (REITs)—2.6%
Apollo Commercial Real Estate Finance, Inc. 4.750%, 8/23/22	2,655	2,653
HAT Holdings I LLC 144A 0.000%, 5/1/25(1)	905	893
Pebblebrook Hotel Trust 1.750%, 12/15/26(2)	2,655	3,004
		6,550

Healthcare-Products—2.0%
CONMED Corp. 2.625%, 2/1/24(2)	840	1,316
Envista Holdings Corp. 2.375%, 6/1/25	245	480
Insulet Corp. 0.375%, 9/1/26(2)	1,380	1,697
Natera, Inc. 2.250%, 5/1/27	230	282
	Par Value	Value

Healthcare-Products—continued
Tandem Diabetes Care, Inc. 144A 1.500%, 5/1/25(1)	$ 1,030	$ 1,146
		4,921

Healthcare-Services—0.6%
Anthem, Inc. 2.750%, 10/15/42	210	1,498
Internet—10.7%
Airbnb, Inc. 0.000%, 3/15/26(2)	3,770	3,455
Booking Holdings, Inc. 0.750%, 5/1/25(2)	1,145	1,592
Etsy, Inc. 144A 0.250%, 6/15/28(1)(2)	1,705	1,355
Expedia Group, Inc. 0.000%, 2/15/26(2)	3,125	3,664
Lyft, Inc. 1.500%, 5/15/25(2)	670	751
Match Group Financeco 2, Inc. 144A 0.875%, 6/15/26(1)(2)	880	1,006
Palo Alto Networks, Inc.
0.750%, 7/1/23(2)	795	1,683
0.375%, 6/1/25(2)	2,355	4,515
Perficient, Inc. 144A 0.125%, 11/15/26(1)	2,000	1,717
Snap, Inc.
0.000%, 5/1/27(2)	1,225	972
144A 0.125%, 3/1/28(1)	2,740	2,402
TechTarget, Inc. 144A 0.000%, 12/15/26(1)	2,185	1,843
Uber Technologies, Inc. 0.000%, 12/15/25	555	479
Zillow Group, Inc. 2.750%, 5/15/25	1,220	1,258
		26,692

Leisure Time—1.9%
NCL Corp., Ltd. 144A 1.125%, 2/15/27(1)(2)	3,325	2,904
Royal Caribbean Cruises Ltd. 2.875%, 11/15/23(2)	1,640	1,887
		4,791

Machinery-Diversified—1.1%
Chart Industries, Inc. 144A 1.000%, 11/15/24(1)(2)	715	2,069
Middleby Corp. (The) 1.000%, 9/1/25(2)	480	627
		2,696

Media—4.0%
DISH Network Corp. 0.000%, 12/15/25(2)	2,565	2,315
Liberty Broadband Corp.
144A 1.250%, 9/30/50(1)	2,625	2,468
144A 2.750%, 9/30/50(1)	2,340	2,246
Liberty Media Corp. 1.375%, 10/15/23(2)	1,385	1,801

See Notes to Schedule of Investments

VIRTUS ALLIANZGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
	Par Value	Value

Media—continued
World Wrestling Entertainment, Inc. 3.375%, 12/15/23	$ 460	$ 1,093
		9,923

Mining—1.8%
Lithium Americas Corp. 144A 1.750%, 1/15/27(1)	1,245	1,157
MP Materials Corp. 144A 0.250%, 4/1/26(1)(2)	1,835	2,028
SSR Mining, Inc. 2.500%, 4/1/39	930	1,299
		4,484

Oil, Gas & Consumable Fuels—2.3%
EQT Corp. 1.750%, 5/1/26(2)	770	2,096
Helix Energy Solutions Group, Inc. 6.750%, 2/15/26	115	119
Pioneer Natural Resources Co. 0.250%, 5/15/25(2)	1,590	3,500
		5,715

Pharmaceuticals—4.3%
Dexcom, Inc. 0.250%, 11/15/25(2)	5,145	5,380
Jazz Investments I Ltd. 2.000%, 6/15/26(2)	3,415	4,169
Pacira BioSciences, Inc. 0.750%, 8/1/25	1,020	1,227
		10,776

Retail—0.3%
Dick’s Sporting Goods, Inc. 3.250%, 4/15/25	270	810
Semiconductors—3.3%
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26(2)	1,810	1,695
Microchip Technology, Inc. 0.125%, 11/15/24(2)	2,120	2,245
ON Semiconductor Corp. 144A 0.000%, 5/1/27(1)(2)	940	1,122
Silicon Laboratories, Inc. 0.625%, 6/15/25(2)	525	666
Wolfspeed, Inc. 144A 0.250%, 2/15/28(1)	2,405	2,405
		8,133

Software—11.8%
Akamai Technologies, Inc. 0.125%, 5/1/25	1,525	1,909
Bill.com Holdings, Inc.
0.000%, 12/1/25(2)	650	845
144A 0.000%, 4/1/27(1)	1,780	1,500
Box, Inc. 0.000%, 1/15/26	1,020	1,346
Cloudflare, Inc. 144A 0.000%, 8/15/26(1)	3,270	2,853
	Par Value	Value

Software—continued
Confluent, Inc. 144A 0.000%, 1/15/27(1)	$ 1,880	$ 1,440
Coupa Software, Inc. 0.125%, 6/15/25	1,210	1,111
Datadog, Inc. 0.125%, 6/15/25(2)	555	825
Evolent Health, Inc. 1.500%, 10/15/25	1,525	1,629
Jamf Holding Corp. 144A 0.125%, 9/1/26(1)(2)	1,820	1,681
MongoDB, Inc. 0.250%, 1/15/26(2)	1,020	1,826
Nutanix, Inc. 144A 0.250%, 10/1/27(1)(2)	1,440	1,152
Sailpoint Technologies Holdings, Inc. 0.125%, 9/15/24	275	622
ServiceNow, Inc. 0.000%, 6/1/22(2)	225	797
Splunk, Inc.
0.500%, 9/15/23(2)	2,550	2,687
1.125%, 9/15/25	1,050	1,139
1.125%, 6/15/27	430	386
Tyler Technologies, Inc. 0.250%, 3/15/26(2)	2,110	2,146
Unity Software, Inc. 144A 0.000%, 11/15/26(1)(2)	2,860	2,212
Workday, Inc. 0.250%, 10/1/22(2)	995	1,409
		29,515

Telecommunications—0.7%
Viavi Solutions, Inc. 1.000%, 3/1/24(2)	1,450	1,730
Transportation—0.6%
Air Transport Services Group, Inc. 1.125%, 10/15/24	1,265	1,440
Total Convertible Bonds and Notes (Identified Cost $184,955)		176,463

Total Long-Term Investments—132.3% (Identified Cost $352,040)		330,032

	Shares
Short-Term Investment—10.9%
Money Market Mutual Fund—10.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.239%)(11)	27,230,747	27,231
Total Short-Term Investment (Identified Cost $27,231)		27,231

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—143.2% (Identified Cost $379,271)		357,263

See Notes to Schedule of Investments

VIRTUS ALLIANZGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
Value
Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $126)	$ (63)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—143.2% (Identified Cost $379,145)	$357,200
Other assets and liabilities, net—(43.2)%	(107,804)
NET ASSETS—100.0%	$249,396

Abbreviations:
EV	Enterprise Value
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, these securities amounted to a value of $82,582 or 33.1% of net assets.
(2)	All or a portion of securities is segregated as collateral for margin loan financing. The value of securities segregated as collateral is $136,415.
(3)	Variable rate security. Rate disclosed is as of April 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	During the reporting period, a member of the Fund’s portfolio management team was a member of the board of directors of LiveStyle, Inc. As of the reporting period end, this is no longer the case.
(5)	Affiliated investment.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Non-income producing.
(8)	Security is restricted from resale.
(9)	All or a portion of the security is segregated as collateral for written options.
(10)	Amount is less than $500.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	93%
Bermuda	2
Canada	2
United Kingdom	1
Liberia	1
Israel	1
Total	100%
† % of total investments, net of written options, as of April 30, 2022.
Open Written Options contracts as of April 30, 2022 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Abbott Laboratories	(15)	$(195)	$130.00	05/20/22	$(—)(3)
AbbVie, Inc.	(35)	(595)	170.00	05/20/22	(1)
Accenture plc	(20)	(680)	340.00	05/20/22	(1)
Alphabet, Inc.	(8)	(2,280)	2,850.00	05/20/22	(1)
Apple, Inc.	(170)	(3,102)	182.50	05/20/22	(3)
Atlassian Corp. plc	(16)	(560)	350.00	05/20/22	(—)(3)
Booking Holdings, Inc.	(3)	(795)	2,650.00	05/20/22	(4)
Charles Schwab Corp. (The)	(35)	(341)	97.50	05/20/22	—
Cisco Systems, Inc.	(115)	(690)	60.00	06/17/22	(1)
CME Group, Inc.	(15)	(364)	242.50	05/20/22	(1)
ConocoPhillips	(82)	(943)	115.00	05/20/22	(2)
Costco Wholesale Corp.	(20)	(1,200)	600.00	05/20/22	(2)
Crowdstrike Holdings, Inc.	(32)	(928)	290.00	05/20/22	(—)(3)
Crown Castle International Corp.	(33)	(693)	210.00	05/20/22	(1)
Deere & Co.	(15)	(720)	480.00	05/20/22	(—)(3)
Devon Energy Corp.	(90)	(675)	75.00	05/20/22	(2)
Dexcom, Inc.	(7)	(385)	550.00	05/20/22	(—)(3)
Eli Lilly & Co.	(25)	(775)	310.00	05/20/22	(5)
Enphase Energy, Inc.	(13)	(273)	210.00	05/20/22	(1)
See Notes to Schedule of Investments

VIRTUS ALLIANZGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
Open Written Options contracts as of April 30, 2022 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Freeport-McMoRan, Inc.	(100)	$(500)	$50.00	05/20/22	$(2)
Home Depot, Inc. (The)	(9)	(306)	340.00	05/20/22	(1)
Intuit, Inc.	(7)	(361)	515.00	05/20/22	(—)(3)
JPMorgan Chase & Co.	(45)	(630)	140.00	05/20/22	(—)(3)
Lam Research Corp.	(15)	(982)	655.00	06/17/22	(1)
Marvell Technology, Inc.	(47)	(334)	71.00	05/20/22	(2)
Mastercard, Inc.	(17)	(688)	405.00	05/20/22	(2)
McKesson Corp.	(10)	(335)	335.00	05/20/22	(2)
MGM Resorts International	(45)	(225)	50.00	05/20/22	(1)
Micron Technology, Inc.	(47)	(411)	87.50	06/17/22	(2)
Microsoft Corp.	(100)	(3,200)	320.00	05/20/22	(3)
S&P Global, Inc.	(15)	(638)	425.00	05/20/22	(2)
Schlumberger N.V.	(200)	(1,020)	51.00	05/20/22	(1)
ServiceNow, Inc.	(4)	(236)	590.00	05/20/22	(1)
Target Corp.	(20)	(540)	270.00	05/20/22	(1)
Tesla, Inc.	(20)	(2,450)	1,225.00	05/20/22	(3)
Thermo Fisher Scientific, Inc.	(10)	(600)	600.00	05/20/22	(3)
TJX Cos., Inc. (The)	(45)	(320)	71.00	05/20/22	(1)
Union Pacific Corp.	(35)	(910)	260.00	05/20/22	(1)
United Parcel Service, Inc.	(20)	(460)	230.00	05/20/22	(—)(3)
UnitedHealth Group, Inc.	(25)	(1,412)	565.00	05/20/22	(1)
Visa, Inc.	(35)	(875)	250.00	05/20/22	(—)(3)
Waste Management, Inc.	(15)	(248)	165.00	05/20/22	(7)
Zoetis, Inc.	(10)	(200)	200.00	05/20/22	(1)
Total Written Options					$(63)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options
(3) Amount is less than $500.
The following table summarizes the market value of the Fund’s investments as of April 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at April 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$47,235	$—	$47,235	$—
Leveraged Loans	230	—	230	—
Convertible Bonds and Notes	176,463	—	176,463	—
Equity Securities:
Common Stocks	80,213	79,627	—	586
Convertible Preferred Stocks	25,422	22,307	3,115	—
Preferred Stocks	378	—	—	378(1)
Warrant	91	—	—	91
Money Market Mutual Fund	27,231	27,231	—	—
Total Investments, before Written Options	357,263	129,165	227,043	1,055
Liabilities:
Other Financial Instruments:
Written Options	(63)	(59)	(4)	—
Total Investments, Net of Written Options	$357,200	$129,106	$227,039	$1,055

(1)	Includes internally fair valued securities currently priced at zero ($0).
See Notes to Schedule of Investments

VIRTUS ALLIANZGI Diversified Income & Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2022
($ reported in thousands)
There were no transfers into or out of Level 3 related to securities held at April 30, 2022.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common Stocks	Preferred Stocks	Warrants
Investments in Securities
Balance as of January 31, 2022:	$ 1,011	$ 549	$ 378(a)	$ 84
Change in unrealized appreciation (depreciation)(b)	44	37	—	7
Balance as of April 30, 2022	$ 1,055	$ 586	$ 378(a)	$ 91
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The change in unrealized appreciation (depreciation) on investments still held at April 30, 2022, was $44.
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at April 30, 2022:
Investments in Securities – Assets	Ending Balance at April 30, 2022	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stock:
LiveStyle, Inc. Series B	$378	Market and Company Comparables	EV Multiples	2.71x (0.23x - 7.15x)
			Illiquidity Discount	-20% - 30%

Common Stocks:
CCF Holdings LLC	$483	Market and Company Comparables	EV Multiples	1.22x (0.62x - 1.82x)
				0.67x (0.37x - 0.90x)
			Illiquidity Discount	20%

CCF Holdings LLC Class M	$103	Market and Company Comparables	EV Multiples	1.22x (0.62x - 1.82x)
				0.67x (0.37x - 0.90x)
			Illiquidity Discount	20%

LiveStyle, Inc.	$—(1)	Market and Company Comparables	EV Multiples	2.71x (0.23x - 7.15x)
			Illiquidity Discount	-20% - 30%

Warrant:
CCF Holdings LLC	$91	Market and Company Comparables	EV Multiples	1.22x (0.62x - 1.82x)
				0.67x (0.37x - 0.90x)
			Illiquidity Discount	20%
		Black-Scholes Model	Volatility	50.76%

(1) Amount is less than $500.
See Notes to Schedule of Investments

VIRTUS ALLIANZGI Diversified Income & Convertible Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities, and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the schedule of investments will be available for issuance, and has determined that the following subsequent events require recognition or disclosure in this Schedule of Investments:
On May 18, 2022, the Fund had been informed by AllianzGI U.S., the subadviser to the Fund, that AllianzGI U.S. will no longer act as a subadviser to the Fund after a transition period of up to four months. Consequently, in the coming weeks, the Board of each Fund will consider possible options and alternatives, including a potential proposal to Fund shareholders to approve a new subadviser.  Concurrently, AllianzGI announced its intention to enter into an agreement with Voya Investment Management (“Voya”) to transfer the investment team who currently manage the Fund to Voya. AllianzGI will bear all expenses associated with the transition of the Fund, including expenses associated with obtaining necessary shareholder approvals.
Effective June 22, 2022, the Fund’s name will be changed to Virtus Diversified Income & Convertible Fund. No change to the Fund’s investment objective, investment strategies, CUSIP, or New York Stock Exchange (NYSE) ticker symbol is expected in connection with the name change.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.